Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vesting Period from March 31 2014 to December 31 2014 [Member]
Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options [Line Items]
Stock Options Granted		200,000
Vesting Period from June10 2014 to June 10 2014 [Member]
Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options [Line Items]
Stock Options Granted		375,000
Vesting Period from June 10 2014 to June 09 2017 [Member]
Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Vesting Periods of Options [Line Items]
Stock Options Granted		600,000
Stock Options Granted	400,000	1,175,000	760,867